MEDICAL MARIJUANA INVESTMENT (Narrative) (Details)	9 Months Ended
	May 31, 2014 USD ($)	May 31, 2014 CAD
Medical Marijuana Investment 1	51.00%	51.00%
Medical Marijuana Investment 2	51.00%	51.00%
Medical Marijuana Investment 3	10,000,000	10,000,000
Medical Marijuana Investment 4	5,000,000	5,000,000
Medical Marijuana Investment 5	$ 100,000
Medical Marijuana Investment 6	75,000
Medical Marijuana Investment 7	30.00%	30.00%
Medical Marijuana Investment 8	1,000,000	1,000,000
Medical Marijuana Investment 9	200,000
Medical Marijuana Investment 10	1.00%	1.00%
Medical Marijuana Investment 11	1,000,000	1,000,000
Medical Marijuana Investment 12	200,000
Medical Marijuana Investment 13	2.00%	2.00%
Medical Marijuana Investment 14	1,000,000	1,000,000
Medical Marijuana Investment 15	200,000
Medical Marijuana Investment 16	6.00%	6.00%
Medical Marijuana Investment 17	1,000,000	1,000,000
Medical Marijuana Investment 18	300,000
Medical Marijuana Investment 19	6.00%	6.00%
Medical Marijuana Investment 20	1,000,000	1,000,000
Medical Marijuana Investment 21	300,000
Medical Marijuana Investment 22	6.00%	6.00%
Medical Marijuana Investment 23	51.00%	51.00%
Medical Marijuana Investment 24	375,000
Medical Marijuana Investment 25	85,000
Medical Marijuana Investment 26		85,000
Medical Marijuana Investment 27	75.00%	75.00%
Medical Marijuana Investment 28	75.00%	75.00%
Medical Marijuana Investment 29	100,000
Medical Marijuana Investment 30	49.00%	49.00%
Medical Marijuana Investment 31	10,000,000	10,000,000
Medical Marijuana Investment 32	500,000
Medical Marijuana Investment 33	113,400
Medical Marijuana Investment 34	6,400,000	6,400,000
Medical Marijuana Investment 35	250,000
Medical Marijuana Investment 36	3,000,000	3,000,000
Medical Marijuana Investment 37	2.00%	2.00%
Medical Marijuana Investment 38	51.00%	51.00%
Medical Marijuana Investment 39	150,000
Medical Marijuana Investment 40	3,000,000	3,000,000
Medical Marijuana Investment 41	9.00%	9.00%
Medical Marijuana Investment 42	60.00%	60.00%
Medical Marijuana Investment 43	60.00%	60.00%
Medical Marijuana Investment 44	15.00%	15.00%
Medical Marijuana Investment 45	3,000,000	3,000,000
Medical Marijuana Investment 46	3,600,000	3,600,000
Medical Marijuana Investment 47	10,000,000	10,000,000
Medical Marijuana Investment 48	1,800,000	1,800,000
Medical Marijuana Investment 49	1,800,000	1,800,000
Medical Marijuana Investment 50	15,000	15,000
Medical Marijuana Investment 51	1,000,000	1,000,000
Medical Marijuana Investment 52	500,000	500,000
Medical Marijuana Investment 53	2.00%	2.00%
Medical Marijuana Investment 54	5.00%	5.00%
Medical Marijuana Investment 55	500,000	500,000
Medical Marijuana Investment 56	500,000	500,000
Medical Marijuana Investment 57	500,000	500,000
Medical Marijuana Investment 58	51.00%	51.00%
Medical Marijuana Investment 59	49.00%	49.00%
Medical Marijuana Investment 60	45,000
Medical Marijuana Investment 61	$ 55,000
Medical Marijuana Investment 62	51.00%	51.00%
Medical Marijuana Investment 63	49.00%	49.00%
Medical Marijuana Investment 64	45.00%	45.00%
Medical Marijuana Investment 65	55.00%	55.00%
Medical Marijuana Investment 66	51.00%	51.00%
Medical Marijuana Investment 67	49.00%	49.00%
Medical Marijuana Investment 68	51.00%	51.00%
Medical Marijuana Investment 69	49.00%	49.00%
Medical Marijuana Investment 70	51.00%	51.00%
Medical Marijuana Investment 71	51.00%	51.00%
Medical Marijuana Investment 72	51.00%	51.00%